Stock-Based Compensation - RSU Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Unvested, beginning balance (in shares)	24,459,378
RSUs granted (in shares)	15,006,472
RSUs vested (in shares)	(21,077,695)
RSUs cancelled (expired) (in shares)	(6,911,626)
Unvested, ending balance (in shares)	11,476,529	24,459,378
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in dollars per share)	$ 3.99
RSUs granted (in dollars per share)	1.09
RSUs vested (in dollars per share)	2.02
RSUs cancelled (expired) (in dollars per share)	3.68
Unvested, ending balance (in dollars per share)	$ 2.49	$ 3.99
Total stock-based compensation expense	$ 54,145	$ 30,542
RSUs
Number of Shares
RSUs vested (in shares)	(20,500,000)
Weighted Average Grant Date Fair Value
Total stock-based compensation expense	$ 43,500
Double Trigger RSUs
Weighted Average Grant Date Fair Value
Total stock-based compensation expense	$ 35,200